[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

September 9, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	T. Rowe Price Variable Annuity Account of First Security
Benefit Life Insurance and Annuity Company of New York
1940 Act Registration Number: 811-08726
1933 Act Registration Numbers: 033-83240
CIK: 0000928973
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Equity Series, Inc.	0000918294	August 25, 2009 August 26, 2009
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 25, 2009
T. Rowe Price International Series, Inc.	0000918292	August 25, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573